Segment Reporting (Details 1) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)
Revenue
Consolidated revenue	₪ 9,789	[1]	$ 2,823	₪ 10,084	₪ 9,985
Profit or loss
Share in the losses (profit) of equity-accounted investees	(5)	[1]	(1)	(5)	12
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	2,117	[1]	611	2,161	2,131
Consolidated profit before income tax	1,022	[1]	$ 295	881	1,430
Assets
Consolidated assets	20,834	[1]		20,527		$ 6,009
Liabilities
Consolidated liabilities	18,378	[1]		17,790		$ 5,301
Adjustments for segment reporting of revenue, profit or loss, assets and liabilities [Member]
Revenue
Revenue from reporting segments	9,977			10,306	10,649
Revenue from other segments	237			218	221
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(425)			(440)	(445)
Elimination of revenue for a segment classified as an associate					(440)
Consolidated revenue	9,789			10,084	9,985
Profit or loss
Operating income for reporting segments	2,380			2,548	2,795
Elimination of expenses from a segment classified as an associate					(59)
Financing expenses, net	(577)			(975)	(595)
Share in the losses (profit) of equity-accounted investees	(5)			(5)	12
Profit (loss) for operations classified in other Categories	(20)			(34)	44
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(483)			(442)	(545)
Other adjustments	(273)			(211)	(222)
Consolidated profit before income tax	1,022			881	₪ 1,430
Assets
Assets from reporting segments	15,069			13,619
Assets attributable to operations in other categories	178			204
Goodwill not attributable to segment assets	2,921			3,050
Investment in an equity-accounted investee	11			12
Inter-segment assets	269			703
Assets resulting from the Bezeq PPA, net	1,678			2,119
Assets attributable to a non-reportable segment	708			820
Consolidated assets	20,834			20,527
Liabilities
Liabilities from reporting segments	16,001			14,371
Liabilities attributable to operations in other categories	64			104
Inter-segment liabilities	(1,360)			(730)
Liabilities resulted from the Bezeq PPA, net	386			491
Liabilities attributable to a non-reportable segment	3,287			3,554
Consolidated liabilities	₪ 18,378			₪ 17,790

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.